Commitments and Contingencies, Provisions and Contingencies (Details) R$ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($) Subsidary Intallment	Dec. 31, 2025 USD ($) Subsidary Intallment	Dec. 31, 2025 BRL (R$) Subsidary Intallment	Jun. 17, 2025 MXN ($)
Brazilian Tax Matters [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	$ 130,738,939		R$ 40,039,514
Brazilian Tax Matters [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	25,361,197		7,767,005
Value added tax [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	44,569,540		13,649,665
Value added tax [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	3,546,637		1,086,177
Social Contribution [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	6,407,200		1,962,240
Social Contribution [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	2,446,657		749,302
Corporate Income Tax [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	6,407,200		1,962,240
Corporate Income Tax [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	2,446,657		749,302
Social Integration Program [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	11,254,320		3,446,697
Social Integration Program [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	5,172,205		1,584,016
Social Security Financing [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	11,254,320		3,446,697
Social Security Financing [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	5,172,205		1,584,016
Offset's Rejections of Tax Credits [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	7,774,033		2,380,840
Offset's Rejections of Tax Credits [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	861,666		263,890
Social Contributions Over Profits [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	7,774,033		2,380,840
Social Contributions Over Profits [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	861,666		263,890
Fund for Universal Telecommunication Services [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	16,415,740		5,027,410
Fund for Universal Telecommunication Services [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	3,146,576		963,656
Telecommunications Technology Development Fund [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	7,212,410		2,208,840
Telecommunications Technology Development Fund [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	715,197		219,033
Nonpayment of Services Tax [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	1,869,377		572,507
Nonpayment of Services Tax [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	164,872		50,493
IRRF and CIDE Taxes [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	4,504,396		1,379,496
IRRF and CIDE Taxes [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	3,049,986		934,075
Public Radio Broadcasting [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	5,509,632		1,687,355
Public Radio Broadcasting [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	$ 5,476,702		R$ 1,677,270
Anatel [Member]
Provisions and Contingencies [Abstract]
Number of subsidiaries | Subsidary	2	2	2
Inflation related adjustments applicable to percentage of concessions price	60.00%
Number of equal annual installments | Intallment	3	3	3
IFT Fine Against Telcel for SIM Card Distribution [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities				$ 1,782,600
IRS Audits of TracFone for Tax Years 2013 through 2019 [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities		$ 364
Taxa de Fiscalizacao de Instalacao [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	$ 23,537,575		R$ 7,208,511
Anatel Challenge to Inflation Adjustments [Member]
Provisions and Contingencies [Abstract]
Estimated financial effect of contingent liabilities	16,236,337		4,972,467
Anatel Challenge to Inflation Adjustments [Member] | Provision for taxes other than income tax [member]
Provisions and Contingencies [Abstract]
Provisions	$ 6,231,892		R$ 1,908,551